LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
LOSS PER SHARE
Schedule of computation of basic and diluted net loss per ordinary share

	Years ended December 31,
	2017	2018	2019

Net loss:
Loss from continuing operations	$(30,540)	$(88,938)	$(69,068)
Income (loss) from discontinued operations, net of taxes	1,845	(594)	—

Net loss	(28,695)	(89,532)	(69,068)
Net loss attributable to the noncontrolling interest	(76)	(317)	(22,952)

Net loss attributable to Kaixin Auto Holdings' shareholders	$(28,619)	$(89,215)	$(46,116)

Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - basic and diluted (2017 and 2018 shares retroactively adjusted for the reverse recapitalization on April 30, 2019)	24,984,300	24,984,300	33,146,593

Net (loss) income per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted:
Loss per share from continuing operations	$(1.22)	$(3.56)
Income (loss) per share from discontinued operations	$0.07	$(0.02)

Net loss per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted	$(1.15)	$(3.58)	$(1.39)

Schedule of computation of diluted net loss per share

	Years ended December 31,
	2017	2018	2019
Share options	—	5,510,970	2,154,514
Restricted shares	—	—	1,446,111
Warrants	—	—	11,957,008
Unit options	—	—	1,440,000
Indemnity Shares	—	—	3,300,000